Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/DoubleLine Core Plus Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.42%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.42%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for the first year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; Rule 144A securities (securities issued pursuant to Rule 144A under the Securities Act of 1933); securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as "junk bonds"). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by Standard & Poor's Rating Services, rated Ba1 or lower by Moody's Investors Service, Inc., or the equivalent by any other nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may also invest in inverse floaters, interest-only and principal-only securities. In addition, the Fund may invest in senior bank loans and assignments, currently through other investment companies (including exchange-traded funds ("ETFs"), open-end funds and closed-end funds) advised by DoubleLine® Capital LP ("DoubleLine"), the Fund's subadviser.

The subadviser actively manages the portfolio's asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

The subadviser uses a controlled risk approach which includes consideration of:
  Security selection within a given asset class
  Relative performance of the various market sectors and asset classes
  The shape of the yield curve
  Fluctuations in the overall level of interest rates
The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund's portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund's portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser's sell target.

		The subadviser's investment process may result in higher portfolio turnover.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Affiliated Fund Risk. The subadviser is subject to a potential conflict of interest in determining whether to invest in an underlying fund managed by the subadviser, and the subadviser may have an economic or other incentive to make or retain an investment in an affiliated fund in lieu of other investments that may also be appropriate for the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages and other loans to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund's yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. During periods of financial stress the markets for asset-backed and mortgage-backed securities may experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in relatively poor financial health, and their ability to pay interest and principal is uncertain. Negative economic developments, or expectations of negative economic developments, may have a more significant impact on the prices of securities rated below investment grade than on the prices of higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as "junk bonds." Securities of distressed companies present a heightened risk of default, or may be in default at the time of the purchase, as well as heightened liquidity risk. The Fund may incur costs in protecting its investment in the event of bankruptcy or other restructuring event.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue on a timely basis or at all, which could result in losses to the Fund. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Emerging Market Securities Risk. In addition to general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:
  Economic structures that are less diverse and mature than those of developed countries
  Less stable political systems and less developed legal systems
  National policies that may restrict foreign investment
  Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
  Smaller securities markets making, investments less liquid
  Special custody arrangements
Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions, can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Investment Company Risk. The Fund may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

Interest Rate Risk. Fluctuations in prevailing interest rates directly affect the market prices of bonds. When market interest rates rise, bond prices fall. The longer the time to maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (e.g., 30-year maturity) will have greater price sensitivity than a short-term bond (e.g., 2-year maturity). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The values of securities with variable interest rates are generally less sensitive to interest rate changes than those of fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general. The reduction or withdrawal of accommodative monetary policy and/or governmental intervention in securities markets may result in higher short-term or long-term interest rates in the future, which would have a negative impact on the prices of fixed income securities and, in turn, the Fund's net asset value.

Inverse Floating Rate Securities Risk. Inverse floating rate securities ("inverse floaters") are derivative debt instruments that pay interest at rates that generally vary inversely with specified short-term interest rates, meaning the interest payment received on inverse floaters generally will decrease when short-term interest rates increase. An investment in inverse floaters involves risks that are distinct from those presented by an investment in other debt securities. Inverse floaters are derivatives that involve leverage. Accordingly, an inverse floater will typically experience greater price volatility than a fixed-rate obligation of similar credit quality, which could magnify the Fund's gains or losses. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund's desired price or at all, can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risk. Municipal securities are subject to risks based on many factors, including changes or proposed changes in the federal and state tax structure, regional economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

Policy Risk. In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

Rule 144A Securities Risk. Rule 144A securities are restricted securities that can be purchased only by qualified institutional buyers, as defined under the Securities Act of 1933, as amended. Investing in Rule 144A securities may reduce the liquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Senior Loans Risk. Senior loans are typically not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. An economic downturn generally leads to a higher delinquency rate, and a senior loan may lose significant value before a default occurs. In addition, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan's value. There can be no assurance that liquidation of such collateral would satisfy in full the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

		U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2007 to 2009, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	09/12	3.06%
Worst quarter:	06/13	(3.06)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,307
2012	rr_AnnualReturn2012	9.27%
2013	rr_AnnualReturn2013	(1.73%)
2014	rr_AnnualReturn2014	6.87%
2015	rr_AnnualReturn2015	(0.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.06%)
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	$ 1,015
1 Year	rr_AverageAnnualReturnYear01	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
ASTON/DOUBLELINE CORE PLUS FIXED INCOME FUND | Barclays U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%

[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2017, to the extent that operating expenses exceed 0.94% of the Fund's average daily net assets with respect to Class N shares and 0.69% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the "Recovery Period"), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's total annual operating expenses for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
[2]	After Fee Waiver and Reimbursement